Financial instruments and financial risk management (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Non-current financial assets	$ 100,563
Level 1
Financial instruments and financial risk management
Non-current financial assets	100,563
Current financial assets	1,149,104	$ 779,649
Cash Equivalents	1,370,363	858,291
Assets carried at fair value	2,620,030	1,637,940
Level 3
Financial instruments and financial risk management
Non-current financial assets	17,458	6,307
Assets carried at fair value	$ 17,458	$ 6,307